Commitments	9 Months Ended
Sep. 30, 2021
Commitments
Commitments

22.Commitments

(a)	As at September 30, 2021, the Company has capital commitments to incur an additional $3,505,163 (December 31, 2020 - $ Nil) for development of its IT infrastructure
(b)	The Company is committed to future minimum lease payments for short-term leases and a long-term lease with a lease commencement date of December 1, 2021, for which no lease liability has been recognized as at September 30, 2021 (see note 10). The leases are related to rental of its manufacturing facility and kiosk locations. The details of lease commitments as at September 30, 2021 are as follows:

Fiscal year	Amount
2021	$425,743
2022	1,464,629
2023	1,956,861
2024	2,016,267
2025 and after	17,606,800
Total	$23,470,300